Financial results (Details) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Finance income	R$ 1,678	R$ 1,374	R$ 1,581
Financial expenses	(5,589)	(5,066)	(4,903)
Derivatives and exchange rate variations, net	511	(533)	(4,760)
Total	(3,400)	(4,225)	(8,082)
Interest Income [Member]
IfrsStatementLineItems [Line Items]
Finance income	1,469	1,050	440
Inflation Indexation Income On Tax Assets [Member]
IfrsStatementLineItems [Line Items]
Finance income	51	16	1,042
Other Financial Income [Member]
IfrsStatementLineItems [Line Items]
Finance income	158	308	99
Interest Expenses [Member]
IfrsStatementLineItems [Line Items]
Financial expenses	(3,780)	(3,125)	(2,923)
Inflation Indexation Expenses On Tax Liabilities [Member]
IfrsStatementLineItems [Line Items]
Financial expenses	(107)	(266)	(94)
Discounts Granted [Member]
IfrsStatementLineItems [Line Items]
Financial expenses	(14)	(129)	(76)
Loans transaction costs - amortization [Member]
IfrsStatementLineItems [Line Items]
Financial expenses	(189)	(261)	(691)
Adjustment to present value - appropriation [Member]
IfrsStatementLineItems [Line Items]
Financial expenses	(616)	(581)	(179)
Interest Expense On Leases [Member]
IfrsStatementLineItems [Line Items]
Financial expenses	(281)	(203)	(174)
Other Financial Expenses [Member]
IfrsStatementLineItems [Line Items]
Financial expenses	(602)	(501)	(766)
Financial assets, class [member]
IfrsStatementLineItems [Line Items]
Derivatives and exchange rate variations, net	(751)	(522)	230
Financial liabilities, class [member]
IfrsStatementLineItems [Line Items]
Derivatives and exchange rate variations, net	1,351	(50)	(4,233)
Gain On Derivatives [Member]
IfrsStatementLineItems [Line Items]
Derivatives and exchange rate variations, net	83	636	246
Losses On Derivatives [Member]
IfrsStatementLineItems [Line Items]
Derivatives and exchange rate variations, net	R$ (172)	R$ (597)	R$ (1,004)